UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2012

*  This Form N-CSR pertains to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Inflation-Adjusted Bond Fund

SEMIANNUAL REPORT

April 30, 2012

IAB-SEM

MFS® INFLATION-ADJUSTED BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
U.S. Treasury Securities	98.5%
Composition including fixed income credit quality (a)(i)
U.S. Government	98.5%
Cash & Other	1.5%

Portfolio facts (i)
Average Duration (d)	4.9
Average Effective Maturity (m)	9.3 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2011 through April 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	0.80%	$1,000.00	$1,032.77	$4.04
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
B	Actual	1.58%	$1,000.00	$1,028.90	$7.97
	Hypothetical (h)	1.58%	$1,000.00	$1,017.01	$7.92
C	Actual	1.65%	$1,000.00	$1,028.39	$8.32
	Hypothetical (h)	1.65%	$1,000.00	$1,016.66	$8.27
I	Actual	0.65%	$1,000.00	$1,033.52	$3.29
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27
R1	Actual	1.65%	$1,000.00	$1,028.43	$8.32
	Hypothetical (h)	1.65%	$1,000.00	$1,016.66	$8.27
R2	Actual	1.15%	$1,000.00	$1,030.97	$5.81
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77
R3	Actual	0.90%	$1,000.00	$1,032.26	$4.55
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52
R4	Actual	0.65%	$1,000.00	$1,033.54	$3.29
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.1%
Issuer	Shares/Par	Value ($)

U.S. Treasury Inflation Protected Securities - 98.1%
U.S. Treasury Bonds, 2.5%, 2016	$18,491,266	$21,639,105
U.S. Treasury Bonds, 1.625%, 2018	16,404,038	19,044,072
U.S. Treasury Bonds, 1.125%, 2021	34,789,522	39,899,234
U.S. Treasury Bonds, 2.375%, 2025	25,259,511	32,961,692
U.S. Treasury Bonds, 2%, 2026	19,654,702	24,792,559
U.S. Treasury Bonds, 2.375%, 2027	14,446,789	19,103,625
U.S. Treasury Bonds, 1.75%, 2028	16,097,583	19,835,249
U.S. Treasury Bonds, 3.625%, 2028	17,993,223	27,341,260
U.S. Treasury Bonds, 2.5%, 2029	14,143,348	19,275,842
U.S. Treasury Bonds, 3.875%, 2029	21,789,545	34,607,920
U.S. Treasury Bonds, 3.375%, 2032	5,540,875	8,745,928
U.S. Treasury Bonds, 2.125%, 2040	11,372,696	15,561,044
U.S. Treasury Bonds, 2.125%, 2041	17,314,538	23,799,369
U.S. Treasury Bonds, 0.125%, 2017	13,518,560	14,472,253
U.S. Treasury Bonds, 0.75%, 2042	7,467,812	7,486,482
U.S. Treasury Notes, 1.875%, 2013	15,774,641	16,494,359
U.S. Treasury Notes, 2%, 2014	17,869,291	18,967,967
U.S. Treasury Notes, 1.25%, 2014	16,062,950	16,932,614
U.S. Treasury Notes, 2%, 2014	23,121,740	25,052,776
U.S. Treasury Notes, 1.625%, 2015	21,575,861	23,441,828
U.S. Treasury Notes, 0.5%, 2015	24,082,350	25,497,188
U.S. Treasury Notes, 1.875%, 2015	19,957,343	22,222,821
U.S. Treasury Notes, 2%, 2016	21,713,657	24,544,922
U.S. Treasury Notes, 0.125%, 2016	35,683,692	37,824,713
U.S. Treasury Notes, 2.375%, 2017	18,063,849	21,278,654
U.S. Treasury Notes, 2.625%, 2017	14,560,087	17,630,213
U.S. Treasury Notes, 1.375%, 2018	15,015,019	17,400,995
U.S. Treasury Notes, 2.125%, 2019	14,931,211	18,094,761
U.S. Treasury Notes, 1.875%, 2019	16,006,545	19,300,388
U.S. Treasury Notes, 1.375%, 2020	18,708,256	21,837,511
U.S. Treasury Notes, 1.25%, 2020	30,808,167	35,812,091
U.S. Treasury Notes, 0.625%, 2021	33,992,222	37,529,520
U.S. Treasury Notes, 0.125%, 2022	24,139,874	25,245,022
Total Bonds (Identified Cost, $668,890,391)		$753,673,977

Portfolio of Investments (unaudited) – continued

Money Market Funds - 1.4%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	10,760,058	$10,760,058
Total Investments (Identified Cost, $679,650,449)		$764,434,035

Other Assets, Less Liabilities - 0.5%		3,559,428
Net Assets - 100.0%		$767,993,463

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $668,890,391)	$753,673,977
Underlying affiliated funds, at cost and value	10,760,058
Total investments, at value (identified cost, $679,650,449)	$764,434,035
Receivables for
Fund shares sold	1,664,635
Interest	2,547,550
Other assets	4,614
Total assets	$768,650,834
Liabilities
Payables for
Distributions	$67,126
Fund shares reacquired	350,278
Payable to affiliates
Investment adviser	17,753
Shareholder servicing costs	183,278
Distribution and service fees	13,362
Payable for independent Trustees’ compensation	2,229
Accrued expenses and other liabilities	23,345
Total liabilities	$657,371
Net assets	$767,993,463
Net assets consist of
Paid-in capital	$691,478,454
Unrealized appreciation (depreciation) on investments	84,783,586
Accumulated distributions in excess of net realized gain on investments	(2,444,011)
Accumulated distributions in excess of net investment income	(5,824,566)
Net assets	$767,993,463
Shares of beneficial interest outstanding	68,098,798

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$120,423,441	10,685,915	$11.27
Class B	28,991,238	2,572,307	11.27
Class C	50,921,873	4,512,599	11.28
Class I	557,437,342	49,421,309	11.28
Class R1	1,342,399	119,174	11.26
Class R2	5,235,217	464,335	11.27
Class R3	3,248,980	288,282	11.27
Class R4	392,973	34,877	11.27
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.83 [100 / 95.25 x $11.27]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$6,472,524
Dividends from underlying affiliated funds	6,322
Total investment income	$6,478,846
Expenses
Management fee	$1,751,989
Distribution and service fees	542,495
Shareholder servicing costs	434,369
Administrative services fee	58,266
Independent Trustees’ compensation	9,406
Custodian fee	35,997
Shareholder communications	12,547
Audit and tax fees	16,912
Legal fees	16,324
Miscellaneous	78,316
Total expenses	$2,956,621
Fees paid indirectly	(32)
Reduction of expenses by investment adviser and distributor	(201,909)
Net expenses	$2,754,680
Net investment income	$3,724,166
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)	$2,222,249
Change in unrealized appreciation (depreciation) on investments	$17,099,985
Net realized and unrealized gain (loss) on investments	$19,322,234
Change in net assets from operations	$23,046,400

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/12 (unaudited)	Year ended 10/31/11
From operations
Net investment income	$3,724,166	$21,564,468
Net realized gain (loss) on investments	2,222,249	4,072,328
Net unrealized gain (loss) on investments	17,099,985	25,035,512
Change in net assets from operations	$23,046,400	$50,672,308
Distributions declared to shareholders
From net investment income	$(20,694,516)	$(13,812,386)
From net realized gain on investments	(1,435,678)	(2,025,365)
Total distributions declared to shareholders	$(22,130,194)	$(15,837,751)
Change in net assets from fund share transactions	$118,183,600	$84,475,149
Total change in net assets	$119,099,806	$119,309,706
Net assets
At beginning of period	648,893,657	529,583,951
At end of period (including accumulated distributions in excess of net investment income of $5,824,566 and undistributed net investment income of $11,145,784, respectively)	$767,993,463	$648,893,657

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class A			2011	2010	2009		2008	2007

Net asset value, beginning of period	$11.27		$10.71	$10.07	$9.00		$9.97	$9.69
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.37	$0.18	$0.02	(g)	$0.58	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		0.47	0.76	1.32	(g)	(0.99)	0.19
Total from investment operations	$0.36		$0.84	$0.94	$1.34		$(0.41)	$0.55
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.24)	$(0.30)	$(0.27)		$(0.56)	$(0.27)
From net realized gain on investments	(0.02)		(0.04)	—	—		—	—
Total distributions declared to shareholders	$(0.36)		$(0.28)	$(0.30)	$(0.27)		$(0.56)	$(0.27)
Net asset value, end of period (x)	$11.27		$11.27	$10.71	$10.07		$9.00	$9.97
Total return (%) (r)(s)(t)(x)	3.28	(n)	8.06	9.56	15.11		(4.68)	5.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.96	1.01	1.18		1.37	2.27
Expenses after expense reductions (f)	0.80	(a)	0.80	0.75	0.65		0.65	0.65
Net investment income	0.96	(a)(l)	3.48	1.72	0.17		5.65	3.71
Portfolio turnover	15		35	34	14		67	97
Net assets at end of period (000 omitted)	$120,423		$112,341	$90,329	$65,259		$44,922	$8,565

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class B			2011	2010	2009		2008	2007

Net asset value, beginning of period	$11.27		$10.71	$10.08	$9.00		$9.97	$9.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.29	$0.10	$(0.09	)(g)	$0.51	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		0.47	0.75	1.37	(g)	(1.00)	0.19
Total from investment operations	$0.32		$0.76	$0.85	$1.28		$(0.49)	$0.46
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.16)	$(0.22)	$(0.20)		$(0.48)	$(0.18)
From net realized gain on investments	(0.02)		(0.04)	—	—		—	—
Total distributions declared to shareholders	$(0.32)		$(0.20)	$(0.22)	$(0.20)		$(0.48)	$(0.18)
Net asset value, end of period (x)	$11.27		$11.27	$10.71	$10.08		$9.00	$9.97
Total return (%) (r)(s)(t)(x)	2.89	(n)	7.23	8.61	14.34		(5.42)	4.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.71	1.74	1.83		1.96	2.90
Expenses after expense reductions (f)	1.58	(a)	1.58	1.53	1.43		1.43	1.47
Net investment income (loss)	0.25	(a)(l)	2.75	0.94	(0.90)		4.94	2.82
Portfolio turnover	15		35	34	14		67	97
Net assets at end of period (000 omitted)	$28,991		$23,588	$20,187	$16,251		$16,548	$3,708

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class C			2011	2010	2009		2008	2007

Net asset value, beginning of period	$11.28		$10.73	$10.09	$9.02		$9.98	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.29	$0.09	$(0.02	)(g)	$0.51	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.45	0.77	1.28	(g)	(1.00)	0.20
Total from investment operations	$0.31		$0.74	$0.86	$1.26		$(0.49)	$0.46
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.15)	$(0.22)	$(0.19)		$(0.47)	$(0.18)
From net realized gain on investments	(0.02)		(0.04)	—	—		—	—
Total distributions declared to shareholders	$(0.31)		$(0.19)	$(0.22)	$(0.19)		$(0.47)	$(0.18)
Net asset value, end of period (x)	$11.28		$11.28	$10.73	$10.09		$9.02	$9.98
Total return (%) (r)(s)(t)(x)	2.84	(n)	7.05	8.63	14.11		(5.37)	4.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.71	1.76	1.90		2.00	2.93
Expenses after expense reductions (f)	1.65	(a)	1.65	1.60	1.50		1.50	1.50
Net investment income (loss)	0.15	(a)(l)	2.70	0.88	(0.22)		4.96	2.73
Portfolio turnover	15		35	34	14		67	97
Net assets at end of period (000 omitted)	$50,922		$46,289	$37,876	$27,364		$15,534	$2,263

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class I			2011	2010	2009		2008	2007

Net asset value, beginning of period	$11.28		$10.72	$10.08	$9.00		$9.97	$9.69
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.41	$0.19	$0.43	(g)	$0.58	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.45	0.77	0.94	(g)	(0.98)	0.15
Total from investment operations	$0.37		$0.86	$0.96	$1.37		$(0.40)	$0.56
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.26)	$(0.32)	$(0.29)		$(0.57)	$(0.28)
From net realized gain on investments	(0.02)		(0.04)	—	—		—	—
Total distributions declared to shareholders	$(0.37)		$(0.30)	$(0.32)	$(0.29)		$(0.57)	$(0.28)
Net asset value, end of period (x)	$11.28		$11.28	$10.72	$10.08		$9.00	$9.97
Total return (%) (r)(s)(x)	3.35	(n)	8.21	9.72	15.40		(4.53)	5.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.71	0.76	0.86		1.06	1.89
Expenses after expense reductions (f)	0.65	(a)	0.65	0.61	0.50		0.50	0.50
Net investment income	1.23	(a)(l)	3.81	1.89	4.46		5.69	4.22
Portfolio turnover	15		35	34	14		67	97
Net assets at end of period (000 omitted)	$557,437		$457,623	$371,902	$290,284		$7,044	$3,846

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R1			2011	2010	2009		2008	2007

Net asset value, beginning of period	$11.26		$10.71	$10.07	$9.00		$9.96	$9.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.30	$0.08	$(0.12	)(g)	$0.46	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.44	0.78	1.38	(g)	(0.96)	0.11
Total from investment operations	$0.31		$0.74	$0.86	$1.26		$(0.50)	$0.44
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.15)	$(0.22)	$(0.19)		$(0.46)	$(0.17)
From net realized gain on investments	(0.02)		(0.04)	—	—		—	—
Total distributions declared to shareholders	$(0.31)		$(0.19)	$(0.22)	$(0.19)		$(0.46)	$(0.17)
Net asset value, end of period (x)	$11.26		$11.26	$10.71	$10.07		$9.00	$9.96
Total return (%) (r)(s)(x)	2.84	(n)	7.06	8.64	14.14		(5.42)	4.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.71	1.76	1.91		2.13	3.07
Expenses after expense reductions (f)	1.65	(a)	1.65	1.61	1.51		1.53	1.60
Net investment income (loss)	0.11	(a)(l)	2.80	0.83	(1.28)		4.47	3.34
Portfolio turnover	15		35	34	14		67	97
Net assets at end of period (000 omitted)	$1,342		$1,299	$1,129	$747		$813	$324

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R2			2011	2010	2009		2008	2007

Net asset value, beginning of period	$11.27		$10.72	$10.08	$9.01		$9.97	$9.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.34	$0.14	$(0.00	)(g)(w)	$0.56	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		0.46	0.77	1.31	(g)	(1.00)	0.16
Total from investment operations	$0.34		$0.80	$0.91	$1.31		$(0.44)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.21)	$(0.27)	$(0.24)		$(0.52)	$(0.22)
From net realized gain on investments	(0.02)		(0.04)	—	—		—	—
Total distributions declared to shareholders	$(0.34)		$(0.25)	$(0.27)	$(0.24)		$(0.52)	$(0.22)
Net asset value, end of period (x)	$11.27		$11.27	$10.72	$10.08		$9.01	$9.97
Total return (%) (r)(s)(x)	3.10	(n)	7.58	9.17	14.70		(4.93)	5.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.21	1.26	1.40		1.54	2.59
Expenses after expense reductions (f)	1.15	(a)	1.15	1.10	1.00		1.01	1.15
Net investment income (loss)	0.59	(a)(l)	3.20	1.39	(0.02)		5.49	3.50
Portfolio turnover	15		35	34	14		67	97
Net assets at end of period (000 omitted)	$5,235		$4,982	$5,260	$3,936		$2,565	$725

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R3			2011	2010	2009		2008	2007

Net asset value, beginning of period	$11.27		$10.71	$10.07	$9.00		$9.96	$9.69
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.36	$0.16	$0.02	(g)	$0.54	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.47	0.77	1.31	(g)	(0.96)	0.13
Total from investment operations	$0.35		$0.83	$0.93	$1.33		$(0.42)	$0.51
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.23)	$(0.29)	$(0.26)		$(0.54)	$(0.24)
From net realized gain on investments	(0.02)		(0.04)	—	—		—	—
Total distributions declared to shareholders	$(0.35)		$(0.27)	$(0.29)	$(0.26)		$(0.54)	$(0.24)
Net asset value, end of period (x)	$11.27		$11.27	$10.71	$10.07		$9.00	$9.96
Total return (%) (r)(s)(x)	3.23	(n)	7.95	9.45	15.00		(4.70)	5.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.96	1.01	1.15		1.33	2.33
Expenses after expense reductions (f)	0.90	(a)	0.90	0.85	0.75		0.76	0.90
Net investment income	0.96	(a)(l)	3.33	1.59	0.18		5.27	3.94
Portfolio turnover	15		35	34	14		67	97
Net assets at end of period (000 omitted)	$3,249		$2,448	$2,589	$1,833		$982	$392

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R4			2011	2010	2009		2008	2007

Net asset value, beginning of period	$11.27		$10.71	$10.07	$9.00		$9.96	$9.69
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.40	$0.19	$0.07	(g)	$0.62	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.46	0.77	1.29	(g)	(1.01)	0.16
Total from investment operations	$0.37		$0.86	$0.96	$1.36		$(0.39)	$0.54
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.26)	$(0.32)	$(0.29)		$(0.57)	$(0.27)
From net realized gain on investments	(0.02)		(0.04)	—	—		—	—
Total distributions declared to shareholders	$(0.37)		$(0.30)	$(0.32)	$(0.29)		$(0.57)	$(0.27)
Net asset value, end of period (x)	$11.27		$11.27	$10.71	$10.07		$9.00	$9.96
Total return (%) (r)(s)(x)	3.35	(n)	8.22	9.72	15.28		(4.45)	5.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.71	0.76	0.90		1.05	2.03
Expenses after expense reductions (f)	0.65	(a)	0.65	0.61	0.50		0.51	0.60
Net investment income	1.19	(a)(l)	3.76	1.84	0.76		6.09	3.98
Portfolio turnover	15		35	34	14		67	97
Net assets at end of period (000 omitted)	$393		$324	$312	$227		$96	$55

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net investment income and/or net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amounts of realized and unrealized gains and losses and/or inflation/deflation adjustments at such time.
(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Inflation-Adjusted Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market

Notes to Financial Statements (unaudited) – continued

quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own

Notes to Financial Statements (unaudited) – continued

assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$753,673,977	$—	$753,673,977
Mutual Funds	10,760,058	—	—	10,760,058
Total Investments	$10,760,058	$753,673,977	$—	$764,434,035

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividend and interest payments received in additional securities are recorded on the

Notes to Financial Statements (unaudited) – continued

ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/11
Ordinary income (including any short-term capital gains)	$13,812,386
Long-term capital gains	2,025,365
Total distributions	$15,837,751

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$685,743,318
Gross appreciation	78,765,427
Gross depreciation	(74,710)
Net unrealized appreciation (depreciation)	$78,690,717

As of 10/31/11
Undistributed ordinary income	14,101,792
Other temporary differences	(1,523,963)
Net unrealized appreciation (depreciation)	63,020,974

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/12	Year ended 10/31/11	Six months ended 4/30/12	Year ended 10/31/11
Class A	$3,565,085	$2,159,206	$251,030	$338,197
Class B	672,394	310,769	53,427	76,355
Class C	1,242,367	598,622	102,326	148,787
Class I	14,940,616	10,571,190	1,008,823	1,428,614
Class R1	34,441	18,442	2,693	4,332
Class R2	146,810	99,400	11,082	20,024
Class R3	81,671	47,230	5,531	7,896
Class R4	11,132	7,527	766	1,160
Total	$20,694,516	$13,812,386	$1,435,678	$2,025,365

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2013. For the six months ended April 30, 2012, this reduction amounted to $133,116 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $86,030 for the six months ended April 30, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$146,999
Class B	0.75%	0.25%	1.00%	0.93%	129,709
Class C	0.75%	0.25%	1.00%	1.00%	242,629
Class R1	0.75%	0.25%	1.00%	1.00%	6,583
Class R2	0.25%	0.25%	0.50%	0.50%	12,864
Class R3	—	0.25%	0.25%	0.25%	3,711
Total Distribution and Service Fees					$542,495

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2012 based on each class’ average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver arrangement. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2013. For the six months ended April 30, 2012, this waiver amounted to $58,800 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. On Assets attributable to all other Class B shares 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is being waived under a written waiver agreement. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2013. For the six months ended April 30, 2012, this waiver amounted to $8,767 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2012, were as follows:

Amount
Class A	$12,905
Class B	21,930
Class C	5,252

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2012, the fee was $54,745, which equated to 0.0156% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses,

Notes to Financial Statements (unaudited) – continued

sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $76,145.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended April 30, 2012, these costs for the fund amounted to $303,479 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,724 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund

Notes to Financial Statements (unaudited) – continued

in the amount of $1,226, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$203,412,428	$101,543,312

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,453,515	$27,552,597	4,841,611	$52,274,710
Class B	726,889	8,159,127	829,083	8,945,145
Class C	843,752	9,484,132	2,050,560	21,900,196
Class I	8,151,530	91,237,055	10,066,631	105,846,646
Class R1	39,544	442,939	71,698	774,408
Class R2	83,931	941,517	187,665	1,994,339
Class R3	98,550	1,101,476	95,326	1,019,766
Class R4	11,060	123,890	6,327	67,193
	12,408,771	$139,042,733	18,148,901	$192,822,403
Shares issued to shareholders in reinvestment of distributions
Class A	300,085	$3,347,721	199,748	$2,140,389
Class B	50,175	559,748	28,681	306,885
Class C	104,752	1,169,621	58,723	629,664
Class I	1,417,641	15,833,487	1,116,217	11,958,914
Class R1	3,319	36,990	2,111	22,582
Class R2	12,449	138,933	9,859	105,325
Class R3	7,812	87,166	5,149	55,078
Class R4	1,064	11,876	813	8,687
	1,897,297	$21,185,542	1,421,301	$15,227,524

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,037,228)	$(22,798,570)	(3,504,706)	$(37,267,201)
Class B	(297,537)	(3,331,897)	(649,049)	(6,885,302)
Class C	(538,290)	(6,044,847)	(1,538,082)	(16,318,133)
Class I	(725,028)	(8,145,676)	(5,300,746)	(58,381,924)
Class R1	(39,017)	(436,420)	(63,936)	(699,366)
Class R2	(73,918)	(826,312)	(246,474)	(2,632,834)
Class R3	(35,352)	(394,569)	(124,958)	(1,309,738)
Class R4	(5,973)	(66,384)	(7,555)	(80,280)
	(3,752,343)	$(42,044,675)	(11,435,506)	$(123,574,778)
Net change
Class A	716,372	$8,101,748	1,536,653	$17,147,898
Class B	479,527	5,386,978	208,715	2,366,728
Class C	410,214	4,608,906	571,201	6,211,727
Class I	8,844,143	98,924,866	5,882,102	59,423,636
Class R1	3,846	43,509	9,873	97,624
Class R2	22,462	254,138	(48,950)	(533,170)
Class R3	71,010	794,073	(24,483)	(234,894)
Class R4	6,151	69,382	(415)	(4,400)
	10,553,725	$118,183,600	8,134,696	$84,475,149

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 24%, 23%, 20%, 2%, 1%, 1%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, MFS Lifetime 2040 Fund and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In

Notes to Financial Statements (unaudited) – continued

addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2012, the fund’s commitment fee and interest expense were $2,390 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,117,606	119,395,805	(130,753,353)	10,760,058

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,322	$10,760,058

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2012

*	Print name and title of each signing officer under his or her signature.